Net borrowings (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Schedule of borrowings

	2026 $ million	2025 $ million
Bank overdrafts	26	22
Bank and other loans	125	83
$500 million 5.200% bonds due 2025(2)	—	500
$750 million 1.375% bonds due 2025(2)	—	750
€850 million 2.375% bonds due 2026	—	995
€500 million floating bonds due 2026	—	586
£500 million 1.750% bonds due 2026	661	—
$800 million 5.375% bonds due 2026(2)	800	—
€750 million 1.875% bonds due 2027	854
Fair value adjustment to borrowings	(17)	(8)
Borrowings due within one year	2,449	2,928
£500 million 1.750% bonds due 2026	—	683
$800 million 5.375% bonds due 2026(2)	—	799
€750 million 1.875% bonds due 2027	—	878
€500 million 1.500% bonds due 2027	569	586
$750 million 5.300% bonds due 2027(2)	749	749
$500 million 3.875% bonds due 2028(2)	499	499
£300 million 2.375% bonds due 2028	396	409
€700 million 0.125% bonds due 2028	796	818
£300 million 2.875% bonds due 2029	396	410
€750 million 1.500% bonds due 2029	854	878
$1,000 million 2.375% bonds due 2029(2)	996	994
$1,000 million 2.000% bonds due 2030(2)	997	996
$750 million 5.125% bonds due 2030(1)	748	748
€700 million 3.125% bonds due 2031	798	821
€300 million 3.125% bonds due 2031	343	353
€1,000 million 2.500% bonds due 2032	1,136	1,168
$750 million 2.125% bonds due 2032(2)	745	745
€500 million 3.250% bonds due 2032	568	—
£400 million 1.250% bonds due 2033	525	543
$750 million 5.500% bonds due 2033(2)	745	745
$900 million 5.625% bonds due 2033(2)	895	895
€900 million 1.875% bonds due 2034	1,020	1,049
$400 million 7.450% bonds due 2035(1)	400	400
€700 million 3.375% bonds due 2035	792	814

	2026 $ million	2025 $ million
$750 million 5.625% bonds due 2035(1)	744	743
$600 million 5.875% bonds due 2036(2)	595	595
€500 million 3.750% bonds due 2037	567	—
£600 million 2.750% bonds due 2038	788	816
$500 million 4.250% bonds due 2042(1)	496	495
$500 million 3.875% bonds due 2043(2)	492	492
€500 million 3.750% bonds due 2044	561	578
Bank and other loans	31	318
Fair value adjustment to borrowings	(179)	(197)
Borrowings due after one year	19,062	20,820
Total borrowings before leases and derivative financial instruments	21,511	23,748
Fair value of cross currency interest rate swaps	(413)	(559)
Fair value of foreign currency swaps and forwards	20	2
Fair value of interest rate hedging instruments	199	210
Lease liabilities	685	653
Gross borrowings	22,002	24,054
Less: Cash and cash equivalents	(1,520)	(2,200)
Net borrowings	20,482	21,854
(1)SEC-registered debt issued on an unsecured basis by Diageo Investment Corporation, a 100% owned subsidiary of Diageo plc and fully and unconditionally guaranteed by
Diageo plc. No other subsidiary of Diageo plc guarantees the security.
(2)SEC-registered debt issued on an unsecured basis by Diageo Capital plc, a 100%
owned subsidiary of Diageo plc and fully and unconditionally guaranteed by
Diageo plc. No other subsidiary of Diageo plc guarantees the security.
(i)The interest rates shown are those contracted on the underlying borrowings before taking into account any interest rate hedges (see note 16).
(ii)Bonds are stated net of unamortised finance costs of $90 million (2025 – $103 million).
(iii)All bonds, medium-term notes and commercial paper issued on an unsecured basis by the group’s 100% owned subsidiaries are fully and unconditionally guaranteed on an unsecured basis by Diageo plc and no other subsidiary of Diageo plc guarantees such securities.
Schedule of maturity of gross borrowings before derivative financial instruments	Gross borrowings before leases and derivative financial instruments are expected to mature as follows:

	2026 $ million	2025 $ million
Within one year	2,449	2,928
Between one and three years	4,247	4,662
Between three and five years	3,765	4,159
Beyond five years	11,050	11,999
	21,511	23,748

Schedule of bonds issued and repaid	During the year, the following bonds were issued or repaid:

	2026 $ million	2025 $ million	2024 $ million
Issued
€ denominated	1,171	2,452	535
$ denominated	—	1,491	1,690
Repaid
€ denominated	(1,569)	(1,816)	(1,167)
$ denominated	(1,250)	(600)	(500)
	(1,648)	1,527	558

Schedule of movement in net borrowings	(a) Reconciliation of movement in net borrowings

	2026 $ million	2025 $ million
At beginning of the year	21,854	21,017
Net decrease/(increase) in cash and cash equivalents	374	(1,083)
Net (decrease)/increase in bonds and other borrowings	(1,775)	898
Net decrease in net borrowings from cash flows	(1,401)	(185)
Exchange differences on net borrowings	(204)	921
Other non-cash items(1)	233	101
Net borrowings at the end of the year	20,482	21,854
(1)In the year ended 30 June 2026, other non-cash items are principally in respect of an increase in lease liabilities of $188 million, fair value loss of net borrowings of
$9 million  and bond finance cost amortisation of $18 million and reclassification to assets held for sale of $18 million. In the year ended 30 June 2025, other non-cash items are principally in respect of fair value losses on borrowings of $182 million and an increase in lease liabilities of $147 million partially offset by gains of cross currency interest rate swaps and interest rate swaps of $183 million and reclassification from assets held for sale of $45 million.

Schedule of net borrowings by currency	(b) Analysis of gross borrowings by currency

	2026		2025
	Cash and cash equivalents $ million	Gross borrowings(1) $ million	Cash and cash equivalents $ million	Gross borrowings(1) $ million
US dollar	700	(14,942)	1,430	(11,395)
Euro(2)	29	(4,444)	23	(6,164)
Sterling	43	(628)	39	(4,408)
Canadian dollar(3)	26	(655)	19	(1,049)
Kenyan shilling	67	(243)	58	(233)
Indian rupee	277	(259)	179	(71)
Mexican peso	13	244	2	415
Chinese yuan	70	(1,139)	145	(924)
Other	295	64	305	(225)
Total	1,520	(22,002)	2,200	(24,054)
(1)Includes foreign currency forwards and swaps and leases.
(2)Includes $16 million cash and cash equivalents in cash-pooling arrangements (2025 –
$15 million).
(3)Mainly net investment hedge in Canadian dollar at 30 June 2026.